Note 4 - Other Assets - Other Assets (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deposits	$ 11,010	$ 11,010
Total other assets	11,010	21,010
Patented Technology [Member]
Technology licenses	248,855	248,855
Accumulated amortization – technology licenses	$ (248,855)	$ (238,855)